EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16 -	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2014, 2013 and 2012, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	30,429	23,762	24,880

	Number of shares
	Year ended December 31,
(in thousands)	2014	2013	2011
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968